Consolidated statement of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and due from banks
Non-interest bearing	S/ 3,196,910	S/ 4,021,880
Interest bearing	9,163,129	7,973,580
Restricted funds	1,675,910	619,766
Cash and cash equivalents	14,035,949	12,615,226
Inter-bank funds	40,006	220,060
Financial investments	28,173,806	26,857,925
Loans, net
Loans, net of unearned interest	52,361,192	50,959,615
Impairment allowance for loans	(1,591,042)	(1,730,167)
Loans and receivables	50,770,150	49,229,448
Investment property	1,540,615	1,381,788
Property, furniture and equipment, net	967,293	814,432
Due from customers on acceptances	51,332	9,163
Intangibles and goodwill, net	1,626,106	1,667,753
Other accounts receivable and other assets, net	1,793,116	2,670,178
Reinsurance contract assets	57,182	18,602
Deferred Income Tax asset, net	41,872	19,206
Total assets	99,097,427	95,503,781
Deposits and obligations
Non-interest bearing	7,759,676	7,614,593
Interest bearing	48,267,954	46,153,435
Total	56,027,630	53,768,028
Inter-bank funds	55,019
Due to banks and correspondents	7,166,014	7,562,057
Bonds, notes and other obligations	5,590,408	6,075,433
Due to customers on acceptances	51,332	9,163
Insurance and reinsurance contract liabilities	13,063,254	12,524,320
Other accounts payable, provisions and other liabilities	4,585,800	4,445,532
Deferred Income Tax liability, net	136,126	140,653
Total liabilities	86,675,583	84,525,186
Equity attributable to IFS's shareholders:
Capital stock	1,038,017	1,038,017
Treasury stock	(469,546)	(206,997)
Capital surplus	532,771	532,771
Reserves	9,100,000	8,300,000
Unrealized results, net	(36,034)	(187,830)
Retained earnings	2,183,383	1,439,274
Equity attributable to owners of parent	12,348,591	10,915,235
Non-controlling interest	73,253	63,360
Total equity	12,421,844	10,978,595
Total liabilities and equity	S/ 99,097,427	S/ 95,503,781